Employee benefit obligations - Disclosure of Fair Value of Plan Assets (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Employee Benefits [Abstract]
Equity instruments	€ 3,950	€ 3,965
Debt instruments	561	0
Bonds	3,478	3,478
Money markets	419	374
Property	2,929	3,270
Other assets	0	473
Alternative investments	486	438
Total	€ 11,823	€ 11,998
Equity instruments, allocation percentage	33.40%	33.00%
Debt instruments, allocation percentage	4.70%	0.00%
Euroland bonds, allocation percentage	29.40%	29.00%
Hold to maturity bonds, allocation percentage	3.50%	3.10%
Property, allocation percentage	24.80%	27.30%
Other assets, allocation percentage	0.00%	3.90%
Alternative investments, allocation percentage	4.10%	3.70%
Total, allocation percentage	100.00%	100.00%